WARRANTS AND OPTIONS (Details Narrative) $ in Thousands					6 Months Ended		12 Months Ended
	Jun. 28, 2023 shares	Apr. 18, 2023 shares	Jan. 04, 2023 shares	Aug. 04, 2022 shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Share based compensation | $					$ 486	$ 2,547
Share based compensation | $					$ 669	2,967
RSU's [member]
IfrsStatementLineItems [Line Items]
RSU's granted							1,308,250
Description of RSU's vesting and conversion	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 165,000 common shares of no-par value in the Company (“Common Shares”).	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 116,250 common shares of no-par value in the Company.	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 1,027,000 common shares of no-par value in the Company.	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 1,265,000 common shares of no-par value in the Company.
RSU's exercisable					270,000		274,166
Share based compensation | $					$ 183	$ 420
RSU's [member] | Directors officers and advisers [member]
IfrsStatementLineItems [Line Items]
RSU's granted			1,027,000	1,265,000
RSU's [member] | Executives and directors [member]
IfrsStatementLineItems [Line Items]
RSU's granted			260,000	590,000
RSU's [member] | Employees [member]
IfrsStatementLineItems [Line Items]
RSU's granted		116,250
RSU's [member] | Officers [member]
IfrsStatementLineItems [Line Items]
RSU's granted	165,000